T. ROWE PRICE Dynamic Global Bond Fund
March 31, 2023 (Unaudited)

Portfolio of Investments
‡
Par/Shares $ Value
( Cost and value in $000s)
‡
AUSTRALIA 1.7%
Government Bonds 1.7%
Commonwealth of Australia, Series 162, 1.75%, 6/21/51  175,883,000 76,636
Total Australia (Cost
$77,409
)
76,636
BRAZIL 7.4%
Corporate Bonds 0.6%
Braskem Netherlands Finance, 5.875%, 1/31/50 (USD) (1) 17,530,000 13,181
Braskem Netherlands Finance, 7.25%, 2/13/33 (USD) (1) 13,800,000 13,272
26,453
Government Bonds 6.8%
Brazil Notas do Tesouro Nacional, Series NTNF, 10.00%, 1/1/27  1,179,928,000 218,626
Brazil Notas do Tesouro Nacional, Series NTNF, 10.00%, 1/1/31  346,454,000 59,880
Brazil Notas do Tesouro Nacional, Series NTNF, 10.00%, 1/1/33  130,251,000 21,909
300,415
Total Brazil (Cost
$331,305
)
326,868
CANADA 3.8%
Corporate Bonds 0.4%
Toronto-Dominion Bank, VR, 8.125%, 10/31/82 (USD) (2) 15,285,000 15,552
15,552
Government Bonds 3.4%
Government of Canada, 1.75%, 12/1/53  43,309,000 23,881
Government of Canada, 2.50%, 12/1/32  179,290,000 128,094
151,975
Total Canada (Cost
$166,013
)
167,527
CHINA 0.7%
Corporate Bonds 0.7%
CIFI Holdings Group, 4.375%, 4/12/27 (USD) (3) 11,400,000 2,417
CIFI Holdings Group, 4.45%, 8/17/26 (USD) (3) 10,055,000 2,121
Country Garden Holdings, 3.30%, 1/12/31 (USD) (4) 22,424,000 10,306
Kaisa Group Holdings, 8.50%, 6/30/22 (USD) (3)(5) 15,890,000 1,986
Kaisa Group Holdings, 11.50%, 1/30/23 (USD) (3)(5) 8,854,000 1,107
Kaisa Group Holdings, 11.70%, 11/11/25 (USD) (3)(5) 2,800,000 350
Kaisa Group Holdings, 11.95%, 10/22/22 (USD) (3)(5) 13,051,000 1,607
Longfor Group Holdings, 3.85%, 1/13/32 (USD) (4) 11,115,000 7,704
Shimao Group Holdings, 3.45%, 1/11/31 (USD) (3) 17,195,000 2,304

T. ROWE PRICE Dynamic Global Bond Fund

Par/Shares $ Value
(Cost and value in $000s)
Shimao Group Holdings, 5.20%, 1/16/27 (USD) (3) 2,220,000 338
Times China Holdings, 6.20%, 3/22/26 (USD) (3) 3,220,000 504
Times China Holdings, 6.75%, 7/8/25 (USD) (3) 12,750,000 1,988
Total China (Cost
$89,797
)
32,732
COLOMBIA 1.7%
Government Bonds 1.7%
Republic of Colombia, Series B, 13.25%, 2/9/33  319,092,900,000 74,386
74,386
Private Investment Company 0.0%
Bona Fide Investments Feeder LLC, Acquisition date: 6/1/22,
Cost $2,732 (USD) (5)(6) † 2,864
2,864
Total Colombia (Cost
$75,416
)
77,250
CYPRUS 0.4%
Government Bonds 0.4%
Republic of Cyprus, 2.75%, 5/3/49 (4) 20,454,000 17,461
Total Cyprus (Cost
$19,880
)
17,461
CZECHIA 1.3%
Government Bonds 1.3%
Republic of Czech, Series 138, 1.75%, 6/23/32  1,550,000,000 56,719
Total Czechia (Cost
$53,642
)
56,719
DENMARK 0.4%
Corporate Bonds 0.4%
Danske Bank, VR, 1.226%, 6/22/24 (USD) (1)(2) 20,245,000 20,002
Total Denmark (Cost
$19,032
)
20,002
DOMINICAN REPUBLIC 0.1%
Government Bonds 0.1%
Dominican Republic, 5.50%, 2/22/29 (USD) (1) 5,435,000 5,133
Total Dominican Republic (Cost
$4,733
)
5,133

T. ROWE PRICE Dynamic Global Bond Fund

Par/Shares $ Value
(Cost and value in $000s)
FRANCE 0.1%
Corporate Bonds 0.1%
Altice France Holding, 4.00%, 2/15/28 (1) 3,780,000 2,688
Total France (Cost
$3,683
)
2,688
GERMANY 6.2%
Government Bonds 6.2%
Deutsche Bundesrepublik, Inflation-Indexed, 0.10%, 4/15/26  252,634,712 275,248
Total Germany (Cost
$300,176
)
275,248
HUNGARY 2.4%
Government Bonds 2.4%
Republic of Hungary, Series 32/A, 4.75%, 11/24/32  37,696,900,000 81,716
Republic of Hungary, Series 33/A, 2.25%, 4/20/33  14,978,100,000 25,647
Total Hungary (Cost
$109,489
)
107,363
INDIA 0.7%
Corporate Bonds 0.3%
HDFC Bank, 8.10%, 3/22/25  1,200,000,000 14,492
14,492
Government Bonds 0.4%
Republic of India, 6.45%, 10/7/29  1,253,000,000 14,652
14,652
Total India (Cost
$35,087
)
29,144
INDONESIA 0.9%
Government Bonds 0.9%
Republic of Indonesia, Series FR82, 7.00%, 9/15/30  579,300,000,000 39,527
Total Indonesia (Cost
$38,258
)
39,527
IRELAND 0.7%
Corporate Bonds 0.7%
AerCap Ireland Capital, 3.00%, 10/29/28 (USD)  13,050,000 11,392
AerCap Ireland Capital, 3.30%, 1/30/32 (USD)  15,025,000 12,407

T. ROWE PRICE Dynamic Global Bond Fund

Par/Shares $ Value
(Cost and value in $000s)
AerCap Ireland Capital, FRN, SOFR + 0.68%, 5.578%, 9/29/23
(USD)  6,390,000 6,327
Total Ireland (Cost
$33,951
)
30,126
ISRAEL 2.2%
Government Bonds 2.2%
State of Israel, Series 0347, 3.75%, 3/31/47  308,651,000 82,173
State of Israel, Series 1152, 2.80%, 11/29/52  66,840,000 14,443
Total Israel (Cost
$121,290
)
96,616
ITALY 0.3%
Corporate Bonds 0.3%
Enel Finance International, 6.80%, 10/14/25 (USD) (1) 7,370,000 7,582
Enel Finance International, 7.75%, 10/14/52 (USD) (1) 5,200,000 5,999
Total Italy (Cost
$12,276
)
13,581
IVORY COAST 0.2%
Government Bonds 0.2%
Republic of Ivory Coast, 5.875%, 10/17/31 (EUR)  9,700,000 8,672
Total Ivory Coast (Cost
$8,596
)
8,672
MALAYSIA 0.8%
Government Bonds 0.8%
Government of Malaysia, Series 0216, 4.736%, 3/15/46  67,360,000 16,030
Government of Malaysia, Series 0518, 4.921%, 7/6/48  89,920,000 21,706
Total Malaysia (Cost
$37,138
)
37,736
MEXICO 15.1%
Corporate Bonds 1.4%
Petroleos Mexicanos, 6.50%, 1/23/29 (USD) (4) 73,650,000 63,377
63,377
Government Bonds 13.7%
United Mexican States, Series M, 5.75%, 3/5/26  1,622,900,000 81,325
United Mexican States, Series M, 8.00%, 11/7/47  590,834,000 29,202
United Mexican States, Series M 20, 7.50%, 6/3/27  7,490,400,000 394,385
United Mexican States, Series M 20, 8.50%, 5/31/29  1,850,774,000 101,153
606,065
Total Mexico (Cost
$628,219
)
669,442

T. ROWE PRICE Dynamic Global Bond Fund

Par/Shares $ Value
(Cost and value in $000s)
NETHERLANDS 0.0%
Common Stocks 0.0%
Fortenova Group STAK Stichting, ADR, Acquisition date: 4/1/19,
Cost $234 (5)(6) 597,196 246
246
Convertible Bonds 0.0%
Fortenova Group TopCo, Acquisition date: 4/1/19 - 4/1/22,
Cost $1,081, 2.50%, (2.50% PIK) (5)(6)(7) 2,557,406 1,054
1,054
Total Netherlands (Cost
$1,315
)
1,300
NEW ZEALAND 2.2%
Government Bonds 2.2%
Government of New Zealand, Series 0551, 2.75%, 5/15/51  209,229,000 96,713
Total New Zealand (Cost
$116,878
)
96,713
PHILIPPINES 0.7%
Government Bonds 0.7%
Republic of Philippines, 6.25%, 1/14/36  1,679,000,000 30,023
Total Philippines (Cost
$37,374
)
30,023
QATAR 0.2%
Corporate Bonds 0.2%
Qatar Energy, 2.25%, 7/12/31 (USD)  8,240,000 7,012
Total Qatar (Cost
$8,292
)
7,012
ROMANIA 1.7%
Government Bonds 1.7%
Republic of Romania, Series 10Y, 5.00%, 2/12/29  313,590,000 61,335
Republic of Romania, Series 15YR, 5.80%, 7/26/27  64,950,000 13,502
Total Romania (Cost
$93,555
)
74,837
SERBIA 2.1%
Government Bonds 2.1%
Republic of Serbia, Series 10Y, 5.875%, 2/8/28  5,669,670,000 52,940

T. ROWE PRICE Dynamic Global Bond Fund

Par/Shares $ Value
(Cost and value in $000s)
Republic of Serbia, Series 12.5, 4.50%, 8/20/32  5,187,930,000 40,828
Total Serbia (Cost
$112,471
)
93,768
SOUTH AFRICA 5.8%
Government Bonds 5.8%
Republic of South Africa, Series R186, 10.50%, 12/21/26  2,519,720,000 150,671
Republic of South Africa, Series 2030, 8.00%, 1/31/30  920,000,000 47,093
Republic of South Africa, Series 2048, 8.75%, 2/28/48  1,325,810,000 57,329
Total South Africa (Cost
$279,250
)
255,093
SWEDEN 0.3%
Corporate Bonds 0.3%
Castellum, 2.125%, 11/20/23 (EUR) (4) 12,220,000 12,881
Total Sweden (Cost
$11,696
)
12,881
THAILAND 2.2%
Government Bonds 2.2%
Kingdom of Thailand, 3.60%, 6/17/67  952,465,000 28,122
Kingdom of Thailand, Series ILB, Inflation-Indexed, 1.25%,
3/12/28  2,439,633,952 69,237
Total Thailand (Cost
$106,371
)
97,359
UNITED KINGDOM 14.3%
Corporate Bonds 0.2%
Barclays, VR, 6.125% (USD) (2)(8) 6,736,000 5,682
Merlin Entertainments, 5.75%, 6/15/26 (USD)  1,215,000 1,157
Motion Bondco, 6.625%, 11/15/27 (USD) (1) 2,200,000 2,038
8,877
Government Bonds 14.1%
United Kingdom Gilt, 1.625%, 10/22/28  73,130,000 82,446
United Kingdom Inflation-Linked Gilt, Series 3MO, 0.125%,
3/22/24  441,278,018 543,988
626,434
Total United Kingdom (Cost
$625,488
)
635,311

T. ROWE PRICE Dynamic Global Bond Fund

Par/Shares $ Value
(Cost and value in $000s)
UNITED STATES 11.5%
Asset-Backed Securities 3.4%
Applebee's Funding, Series 2019-1A, Class A2I, 4.194%,
6/5/49 (1) 4,407,480 4,307
Applebee's Funding, Series 2023-1A, Class A2, 7.824%,
3/5/53 (1) 6,500,000 6,500
Carmax Auto Owner Trust, Series 2019-2, Class C, 3.16%,
2/18/25  6,340,000 6,312
CarMax Auto Owner Trust, Series 2023-1, Class A2A, 5.23%,
1/15/26  6,835,000 6,827
DLLAD, Series 2023-1A, Class A2, 5.19%, 4/20/26 (1) 7,960,000 7,929
Drive Auto Receivables Trust, Series 2020-2, Class D, 3.05%,
5/15/28  2,975,000 2,906
Driven Brands Funding, Series 2018-1A, Class A2, 4.739%,
4/20/48 (1) 2,347,913 2,247
Driven Brands Funding, Series 2019-2A, Class A2, 3.981%,
10/20/49 (1) 4,827,825 4,389
Exeter Automobile Receivables Trust, Series 2021-1A, Class E,
2.21%, 2/15/28 (1) 17,480,000 16,229
FOCUS Brands Funding, Series 2022-1, Class A2, 7.206%,
7/30/52 (1) 19,104,000 18,927
Ford Credit Auto Lease Trust, Series 2023-A, Class A2A, 5.19%,
6/15/25  12,430,000 12,409
Hardee's Funding, Series 2018-1A, Class A2II, 4.959%,
6/20/48 (1) 10,777,982 10,231
Hardee's Funding, Series 2020-1A, Class A2, 3.981%,
12/20/50 (1) 4,472,063 3,889
Mercedes-Benz Auto Receivables Trust, Series 2023-1, Class
A2, 5.09%, 1/15/26  13,260,000 13,240
Nissan Auto Lease Trust, Series 2023-A, Class A2A, 5.10%,
3/17/25  13,095,000 13,073
Octane Receivables Trust, Series 2023-1A, Class A, 5.87%,
5/21/29 (1) 1,622,378 1,626
Progress Residential Trust, Series 2022-SFR5, Class D, 5.734%,
6/17/39 (1) 1,095,000 1,048
Santander Bank Auto Credit-Linked Notes, Series 2022-A, Class
B, 5.281%, 5/15/32 (1) 11,544,160 11,297
Santander Bank Auto Credit-Linked Notes, Series 2022-B, Class
C, 5.916%, 8/16/32 (1) 2,190,698 2,182
Santander Bank Auto Credit-Linked Notes, Series 2022-B, Class
D, 6.793%, 8/16/32 (1) 5,162,238 5,124
150,692

T. ROWE PRICE Dynamic Global Bond Fund

Par/Shares $ Value
(Cost and value in $000s)
Bank Loans 1.0% (9)
Clear Channel Outdoor Holdings, FRN, 3M USD LIBOR + 3.50%,
8.325%, 8/21/26  7,888,875 7,330
CoreLogic, FRN, 1M USD LIBOR + 6.50%, 11.375%, 6/4/29  5,850,000 4,303
IRB Holding, FRN, 1M TSFR + 3.00%, 7.737%, 12/15/27  4,632,488 4,548
Life Time, FRN, 3M USD LIBOR + 4.75%, 9.59%, 12/16/24  2,496,426 2,490
Nascar Holdings, FRN, 1M USD LIBOR + 2.50%, 7.34%,
10/19/26  762,384 762
Neptune Bidco U.S., FRN, 1M TSFR + 5.00%, 9.735%,
4/11/29 (10) 24,501,000 21,990
RealPage, FRN, 1M USD LIBOR + 3.00%, 7.84%, 4/24/28  2,674,275 2,589
44,012
Corporate Bonds 4.6%
Ally Financial, 1.45%, 10/2/23  44,650,000 43,025
American International Group, 5.125%, 3/27/33  9,935,000 9,839
CEC Entertainment, 6.75%, 5/1/26 (1) 11,860,000 11,267
CoreLogic, 4.50%, 5/1/28 (1) 11,695,000 8,947
Diamond Sports Group, 5.375%, 8/15/26 (1)(3)(5) 34,830,000 1,916
DISH Network, 11.75%, 11/15/27 (1) 25,935,000 24,930
Fifth Third Bancorp, 2.375%, 1/28/25  3,470,000 3,211
Fifth Third Bank, 3.85%, 3/15/26  3,244,000 2,964
Fifth Third Bank, 3.95%, 7/28/25  1,113,000 1,048
Fifth Third Bank, VR, 5.852%, 10/27/25 (2) 4,148,000 4,070
Huntington Bancshares, 2.625%, 8/6/24  7,285,000 6,795
Hyundai Capital America, 5.50%, 3/30/26 (1) 7,285,000 7,292
Indiana Michigan Power, 5.625%, 4/1/53  2,645,000 2,751
NGL Energy Partners, 6.125%, 3/1/25  6,781,000 6,035
Oklahoma Gas & Electric, 5.60%, 4/1/53  4,320,000 4,441
Republic Services, 4.875%, 4/1/29  1,900,000 1,922
Republic Services, 5.00%, 4/1/34  5,780,000 5,889
Rivian Holdings, FRN, 6M USD LIBOR + 5.625%, 10.164%,
10/15/26 (1) 14,775,000 14,479
SBA Tower Trust, 2.836%, 1/15/25 (1) 7,420,000 7,023
Southern, VR, 1.875%, 9/15/81 (EUR) (2) 7,590,000 6,461
Stagwell Global, 5.625%, 8/15/29 (1) 17,057,000 14,925
Townsquare Media, 6.875%, 2/1/26 (1) 9,850,000 9,284
Vistra, VR, 7.00% (1)(2)(8) 7,285,000 6,411
204,925
Municipal Securities 0.5%
Puerto Rico Commonwealth, GO, VR, 11/1/43 (11) 4,847,592 2,109
Puerto Rico Commonwealth, Restructured, Series A, GO, Zero
Coupon, 7/1/24  343,672 323
Puerto Rico Commonwealth, Restructured, Series A, GO, Zero
Coupon, 7/1/33  1,322,744 749

T. ROWE PRICE Dynamic Global Bond Fund

Par/Shares $ Value
(Cost and value in $000s)
Puerto Rico Commonwealth, Restructured, Series A-1, GO,
4.00%, 7/1/33  1,027,849 924
Puerto Rico Commonwealth, Restructured, Series A-1, GO,
4.00%, 7/1/35  923,898 805
Puerto Rico Commonwealth, Restructured, Series A-1, GO,
4.00%, 7/1/37  792,950 671
Puerto Rico Commonwealth, Restructured, Series A-1, GO,
4.00%, 7/1/41  1,078,109 874
Puerto Rico Commonwealth, Restructured, Series A-1, GO,
4.00%, 7/1/46  1,121,218 874
Puerto Rico Commonwealth, Restructured, Series A-1, GO,
5.25%, 7/1/23  573,961 575
Puerto Rico Commonwealth, Restructured, Series A-1, GO,
5.375%, 7/1/25  1,144,738 1,162
Puerto Rico Commonwealth, Restructured, Series A-1, GO,
5.625%, 7/1/27  1,134,370 1,172
Puerto Rico Commonwealth, Restructured, Series A-1, GO,
5.625%, 7/1/29  1,115,968 1,165
Puerto Rico Commonwealth, Restructured, Series A-1, GO,
5.75%, 7/1/31  1,083,929 1,149
Tobacco Settlement Fin., Series A-1, 6.706%, 6/1/46  11,530,000 10,687
23,239
Non-U.S. Government Mortgage-Backed Securities 2.0%
BANK, Series 2020-BN25, Class AS, 2.841%, 1/15/63  8,515,000 7,108
BBCMS Mortgage Trust, Series 2020-C6, Class AS, 2.84%,
2/15/53  7,995,000 6,596
Benchmark Mortgage Trust, Series 2020-B16, Class AM, ARM,
2.944%, 2/15/53  5,730,000 4,791
BRAVO Residential Funding Trust, Series 2022-NQM2, Class A1,
CMO, ARM, 4.272%, 11/25/61 (1) 4,360,025 4,143
BX Commercial Mortgage Trust, Series 2019-IMC, Class E,
ARM, 1M USD LIBOR + 2.15%, 6.834%, 4/15/34 (1) 5,535,000 5,252
Cantor Commercial Real Estate Lending, Series 2019-CF1,
Class 65D, ARM, 4.66%, 5/15/52 (1) 4,517,000 4,092
Connecticut Avenue Securities Trust, Series 2022-R06, Class
1M1, CMO, ARM, SOFR30A + 2.75%, 7.31%, 5/25/42 (1) 5,852,410 5,946
Natixis Commercial Mortgage Securities Trust, Series 2019-
MILE, Class A, ARM, 1M TSFR + 1.579%, 6.407%, 7/15/36 (1) 7,500,000 7,198
Structured Agency Credit Risk Debt Notes, Series 2022-DNA2,
Class M1A, CMO, ARM, SOFR30A + 1.30%, 5.86%, 2/25/42 (1) 9,787,834 9,691
Towd Point Mortgage Trust, Series 2017-6, Class A1, CMO,
ARM, 2.75%, 10/25/57 (1) 1,289,309 1,227
Towd Point Mortgage Trust, Series 2018-1, Class A1, CMO,
ARM, 3.00%, 1/25/58 (1) 1,052,410 1,020
Towd Point Mortgage Trust, Series 2018-3, Class A1, CMO,
ARM, 3.75%, 5/25/58 (1) 2,227,374 2,131

T. ROWE PRICE Dynamic Global Bond Fund

Par/Shares $ Value
(Cost and value in $000s)
TRK Trust, Series 2022-INV1, Class A1, CMO, ARM, 2.577%,
2/25/57 (1) 14,377,047 12,662
Verus Securitization Trust, Series 2022-1, Class A1, CMO, STEP,
2.724%, 1/25/67 (1) 16,642,934 14,810
86,667
Total United States (Cost
$530,421
)
509,535
SHORT-TERM INVESTMENTS 1.7%
Money Market Funds 1.7%
T. Rowe Price Government Reserve Fund, 4.82% (12)(13) 77,509,892 77,510
Total Short-Term Investments (Cost $77,510) 77,510
SECURITIES LENDING COLLATERAL 2.7%
INVESTMENTS IN A POOLED ACCOUNT THROUGH SECURITIES LENDING
PROGRAM WITH JPMORGAN CHASE BANK 0.4%
Money Market Funds 0.4%
T. Rowe Price Government Reserve Fund, 4.82% (12)(13) 19,078,610 19,079
Total Investments in a Pooled Account through Securities Lending Program with JPMorgan Chase Bank 19,079
INVESTMENTS IN A POOLED ACCOUNT THROUGH SECURITIES LENDING
PROGRAM WITH STATE STREET BANK AND TRUST COMPANY 2.3%
Money Market Funds 2.3%
T. Rowe Price Government Reserve Fund, 4.82% (12)(13) 98,994,920 98,995
Total Investments in a Pooled Account through Securities Lending Program with State Street Bank and Trust Company 98,995
Total Securities Lending Collateral (Cost $118,074) 118,074
(Amounts in 000s, except for contracts)
OPTIONS PURCHASED 0.5%
Exchange-Traded Options Purchased 0.2%
Description Contracts
Notional
Amount $ Value
U.S. Treasury 10-Year Notes Futures, 5/26/23 @
$114.00 (5) 7,969 2,683 8,218
Total Exchange-Traded Options Purchased (Cost $10,458) 8,218

T. ROWE PRICE Dynamic Global Bond Fund

(Amounts in 000s, except for contracts)
OTC Options Purchased 0.3%
Counterparty Description Contracts
Notional
Amount $ Value
Citibank
Credit Default
Protection Bought
(Relevant Credit:
Markit CDX.
NA.HY-S39, 5 Year
Index, 12/20/27),
Pay 5.00% Quarterly,
Receive upon credit
default, 4/19/23 @
1.03%* (5) 2 172,200 126
Deutsche Bank
USD / JPY
Put, 6/29/23 @
JPY127.00 (5) 1 220,200 2,769
Goldman Sachs
5 Year Interest Rate
Swap, 12/8/28
Pay Fixed 3.78%
Annually, Receive
Variable 4.87%
(SOFR) Semi-
Annually, 12/6/23 @
3.78%* (5) 2 670,000 5,206
Morgan Stanley
10 Year Interest
Rate Swap, 12/1/33
Pay Fixed 3.63%
Annually, Receive
Variable 4.87%
(SOFR) Annually,
11/29/23 @
3.63%* (5) 2 448,000 5,844
Morgan Stanley
S&P 500 Index,
Put, 5/26/23 @
$3,600.00 (5) 1,101 915,812 1,635
UBS Investment Bank
USD / CHF
Call, 4/13/23 @
CHF0.95 (5) 1 178,000 20
Total OTC Options Purchased (Cost $31,656) 15,600
Total Options Purchased (Cost $42,114) 23,818
Total Investments in Securities 93.0%
(Cost $4,326,199) $ 4,123,705
Other Assets Less Liabilities 7.0% 310,240
Net Assets 100.0% $ 4,433,945

T. ROWE PRICE Dynamic Global Bond Fund

‡ Country classifications are generally based on MSCI categories or another unaffiliated third party data provider; Par/Shares and Notional Amount are denominated in the currency of the country presented unless otherwise noted.
† Investment fund is not unitized.
* Exercise Spread
(1) Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration only to qualified institutional buyers. Total value of such securities at period-end amounts to
$340,466 and represents 7.7% of net assets.
(2) Security is a fix-to-float security, which carries a fixed coupon until a certain date, upon which it switches to a floating rate. Reference rate and spread are provided if the rate is currently floating.
(3) Security is in default or has failed to make a scheduled interest and/or principal payment.
(4) All or a portion of this security is on loan at March 31, 2023.
(5) Non-income producing
(6) Security cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules ("restricted security"). Acquisition date represents the day on which an enforceable right to acquire such security is obtained and is presented along with related cost in the security description.
The fund may have registration rights for certain restricted securities. Any costs related to such registration are generally borne by the issuer. The aggregate value of restricted securities (excluding 144A holdings) at period end amounts to
$4,164 and represents 0.1% of net assets.
(7) Security has the ability to pay in-kind or pay in cash. When applicable, separate rates of such payments are disclosed.
(8) Perpetual security with no stated maturity date.
(9) Bank loan positions may involve multiple underlying tranches. In those instances, the position presented reflects the aggregate of those respective underlying tranches and the rate presented reflects the weighted average rate of the settled positions.
(10) Level 3 in fair value hierarchy.
(11) Contingent value instrument that only pays out if a portion of the territory's Sales and Use Tax outperforms the projections in the Oversight Board’s Certified
Fiscal Plan.
(12) Seven-day yield
(13) Affiliated Companies
1M TSFR One month term SOFR (Secured overnight financing rate)
1M USD LIBOR One month USD LIBOR (London interbank offered rate)
3M NDBB Three month NZD bank bill
3M USD LIBOR Three month USD LIBOR (London interbank offered rate)
6M EURIBOR Six month EURIBOR (Euro interbank offered rate)
6M HUF BUBOR Six month HUF BUBOR (Budapest interbank offered rate)
6M USD LIBOR Six month USD LIBOR (London interbank offered rate)
ADR American Depositary Receipts
ARM Adjustable Rate Mortgage (ARM); rate shown is effective rate at period-end. The rates for certain ARMs are not based on a published reference rate and spread but may be determined using a formula based on the rates of the underlying loans.

T. ROWE PRICE Dynamic Global Bond Fund

.
.
.
.
.
.
.
.
.
.
AUD Australian Dollar
BRL Brazilian Real
CAD Canadian Dollar
CLP Chilean Peso
CMO Collateralized Mortgage Obligation
COP Colombian Peso
CPI Consumer Price Index
CZK Czech Koruna
EUR Euro
FRN Floating Rate Note
GBP British Pound
GBP SONIA Sterling Overnight Index Average
GO General Obligation
HUF Hungarian Forint
IDR Indonesian Rupiah
ILS Israeli Shekel
INR Indian Rupee
JPY Japanese Yen
KRW South Korean Won
MXN Mexican Peso
MYR Malaysian Ringgit
NOK Norwegian Krone
NZD New Zealand Dollar
OTC Over-the-counter
PHP Philippines Peso
PIK Payment-in-kind
PLN Polish Zloty
RON New Romanian Leu
RSD Serbian Dinar
SEK Swedish Krona
SOFR Secured overnight financing rate
SOFR30A 30-day Average SOFR (Secured overnight financing rate)
STEP Stepped coupon bond for which the coupon rate of interest adjusts on specified date(s); rate shown is effective rate at period-end.
THB Thai Baht
TWD Taiwan Dollar
USD U.S. Dollar
VR Variable Rate; rate shown is effective rate at period-end. The rates for certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and based on current market conditions.
ZAR South African Rand

T. ROWE PRICE Dynamic Global Bond Fund

(Amounts in 000s, except for contracts)
OPTIONS WRITTEN (0.5)%
OTC Options Written (0.5)%
Counterparty Description Contracts
Notional
Amount $ Value
Bank of America
2 Year Interest Rate Swap,
6/1/25 Pay Fixed 3.50%
Annually, Receive Variable
4.87% (SOFR) Annually,
5/30/23 @ 3.50%* 1 434,110 (1,244)
Bank of America
2 Year Interest Rate Swap,
6/1/25 Pay Fixed 4.50%
Annually, Receive Variable
4.87% (SOFR) Annually,
5/30/23 @ 4.50%* 1 434,110 (637)
Citibank
Credit Default Protection
Bought (Relevant Credit:
Markit CDX.NA.HY-S39, 5
Year Index, 12/20/27), Pay
5.00% Quarterly, Receive
upon credit default, 4/19/23
@ 0.98%* 1 87,700 (168)
Citibank
Credit Default Protection
Bought (Relevant Credit:
Markit CDX.NA.HY-S39, 5
Year Index, 12/20/27), Pay
5.00% Quarterly, Receive
upon credit default, 4/19/23
@ 0.98%* 1 84,500 (161)
Goldman Sachs
Credit Default Protection
Bought (Relevant Credit:
Markit CDX.NA.HY-S39, 5
Year Index,12/20/27), Pay
5.00% Quarterly, Receive
upon credit default, 5/17/23
@ 0.96%* 1 216,800 (765)
Goldman Sachs
Credit Default Protection
Bought (Relevant Credit:
Markit CDX.NA.HY-S39, 5
Year Index,12/20/27), Pay
5.00% Quarterly, Receive
upon credit default, 5/17/23
@ 0.97%* 1 113,790 (528)

T. ROWE PRICE Dynamic Global Bond Fund

(Amounts in 000s, except for contracts)
Counterparty Description Contracts
Notional
Amount $ Value
Barclays Bank
Credit Default Protection
Bought (Relevant Credit:
Markit CDX.NA.HY-S40, 5
Year Index, 6/20/28), Pay
5.00% Quarterly, Receive
upon credit default, 6/21/23
@ 0.95%* 1 86,340 (582)
Citibank
Credit Default Protection
Bought (Relevant Credit:
Markit iTraxx Crossover-S39,
5 Year Index, 6/20/28), Pay
5.00% Quarterly, Receive
upon credit default, 5/17/23
@ 5.25%* (EUR) 1 204,820 (1,253)
Goldman Sachs
S&P 500 Index, Put,
4/21/23 @ $4,150.00 1,065 437,642 (8,312)
Morgan Stanley
S&P 500 Index, Put,
5/26/23 @ $3,950.00 653 4,524 (3,683)
Citibank
USD / AUD Call, 6/28/23 @
AUD0.66 1 219,505 (3,003)
UBS Investment Bank
USD / BRL Call, 5/18/23 @
BRL5.50 1 86,750 (456)
UBS Investment Bank
USD / JPY Call, 4/28/23 @
JPY134.00 1 220,200 (1,774)
Total Options Written (Premiums $(39,027)) $ (22,566)

T. ROWE PRICE Dynamic Global Bond Fund

(Amounts in 000s)
SWAPS 1.5%
Description
Notional
Amount $ Value
Upfront
Payments/
$ (Receipts)
Unrealized
$ Gain/(Loss)
BILATERAL SWAPS (0.6)%
Credit Default Swaps, Protection Bought (0.7)%
Bahrain 0.0%
Barclays Bank, Protection Bought
(Relevant Credit: Government of Bahrain),
Pay 1.00% Quarterly, Receive upon credit
default, 12/20/23 (USD) * 8,426 10 103 (93)
JPMorgan Chase, Protection Bought
(Relevant Credit: Government of Bahrain),
Pay 1.00% Quarterly, Receive upon credit
default, 6/20/26 (USD) * 15,413 449 486 (37)
Total Bahrain 589 (130)
Luxembourg (0.0)%
Barclays Bank, Protection Bought
(Relevant Credit: Glencore Finance
Europe), Pay 5.00% Quarterly, Receive
upon credit default, 6/20/23 * 11,714 (143) (161) 18
Citibank, Protection Bought (Relevant
Credit: Glencore Finance Europe), Pay
5.00% Quarterly, Receive upon credit
default, 6/20/23 * 13,096 (160) (184) 24
JPMorgan Chase, Protection Bought
(Relevant Credit: Glencore Finance
Europe), Pay 5.00% Quarterly, Receive
upon credit default, 6/20/23 * 3,000 (36) (87) 51
Total Luxembourg (432) 93
United States (0.7)%
Bank of America, Protection Bought
(Relevant Credit: Markit CDX.NA.HY-S37, 5
Year Index), Pay 5.00% Quarterly, Receive
upon credit default, 12/20/26 * 20,610 (2,118) (1,862) (256)
Bank of America, Protection Bought
(Relevant Credit: Markit CDX.NA.HY-S39, 5
Year Index), Pay 5.00% Quarterly, Receive
upon credit default, 12/20/27 * 70,237 (4,486) (4,853) 367
Goldman Sachs, Protection Bought
(Relevant Credit: Markit CDX.NA.HY-S37, 5
Year Index), Pay 5.00% Quarterly, Receive
upon credit default, 12/20/26 * 92,800 (9,538) (7,072) (2,466)

T. ROWE PRICE Dynamic Global Bond Fund

(Amounts in 000s)
Description
Notional
Amount $ Value
Upfront
Payments/
$ (Receipts)
Unrealized
$ Gain/(Loss)
Goldman Sachs, Protection Bought
(Relevant Credit: Markit CDX.NA.HY-S39, 5
Year Index), Pay 5.00% Quarterly, Receive
upon credit default, 12/20/27 * 21,965 (1,403) (1,152) (251)
Goldman Sachs, Protection Bought
(Relevant Credit: Markit CDX.NA.HY-S39, 5
Year Index), Pay 5.00% Quarterly, Receive
upon credit default, 12/20/27 * 21,962 (1,403) (1,500) 97
Goldman Sachs, Protection Bought
(Relevant Credit: Post Holdings), Pay
5.00% Quarterly, Receive upon credit
default, 12/20/27 * 3,745 (466) (444) (22)
Goldman Sachs, Protection Bought
(Relevant Credit: Post Holdings), Pay
5.00% Quarterly, Receive upon credit
default, 12/20/27 * 1,940 (242) (255) 13
JPMorgan Chase, Protection Bought
(Relevant Credit: Markit CDX.NA.HY-S37, 5
Year Index), Pay 5.00% Quarterly, Receive
upon credit default, 12/20/26 * 24,750 (2,544) (2,313) (231)
JPMorgan Chase, Protection Bought
(Relevant Credit: Murphy Oil), Pay 1.00%
Quarterly, Receive upon credit default,
6/21/27 * 2,045 86 222 (136)
Morgan Stanley, Protection Bought
(Relevant Credit: Markit CDX.NA.HY-S37, 5
Year Index), Pay 5.00% Quarterly, Receive
upon credit default, 12/20/26 * 46,400 (4,769) (3,321) (1,448)
Morgan Stanley, Protection Bought
(Relevant Credit: Markit CDX.NA.HY-S39, 5
Year Index), Pay 5.00% Quarterly, Receive
upon credit default, 12/20/27 * 47,631 (3,473) (3,819) 346
Morgan Stanley, Protection Bought
(Relevant Credit: Markit CDX.NA.HY-S39, 5
Year Index), Pay 5.00% Quarterly, Receive
upon credit default, 12/20/27 * 137,485 (11,078) (10,734) (344)
Morgan Stanley, Protection Bought
(Relevant Credit: Markit CMBX.
NA.BBB-S15, 40 Year Index), Pay 3.00%
Monthly, Receive upon credit default,
11/18/64 * 42,840 12,218 7,698 4,520
Total United States (29,405) 189
Total Bilateral Credit Default Swaps, Protection
Bought (29,248) 152

T. ROWE PRICE Dynamic Global Bond Fund

(Amounts in 000s)
Description
Notional
Amount $ Value
Upfront
Payments/
$ (Receipts)
Unrealized
$ Gain/(Loss)
Credit Default Swaps, Protection Sold 0.1%
Luxembourg 0.1%
JPMorgan Chase, Protection Sold
(Relevant Credit: ArcelorMittal, Baa3*),
Receive 5.00% Quarterly, Pay upon credit
default, 12/20/25 * 12,000 1,264 1,622 (358)
JPMorgan Chase, Protection Sold
(Relevant Credit: ArcelorMittal, Baa3*),
Receive 5.00% Quarterly, Pay upon credit
default, 12/20/25 * 16,950 1,785 1,638 147
Total Luxembourg 3,260 (211)
United States 0.0%
Barclays Bank, Protection Sold (Relevant
Credit: American Airlines Group, Caa1*),
Receive 5.00% Quarterly, Pay upon credit
default, 12/20/23 * 5,060 59 (108) 167
Barclays Bank, Protection Sold (Relevant
Credit: AT&T, Baa2*), Receive 1.00%
Quarterly, Pay upon credit default,
6/20/23 * 13,860 22 5 17
Barclays Bank, Protection Sold (Relevant
Credit: CCO Holdings, B1*), Receive
5.00% Quarterly, Pay upon credit default,
12/20/23 * 7,450 226 175 51
Barclays Bank, Protection Sold (Relevant
Credit: Murphy Oil, Ba2*), Receive
1.00% Quarterly, Pay upon credit default,
12/20/23 * 16,500 25 (194) 219
Barclays Bank, Protection Sold (Relevant
Credit: Royal Caribbean Cruises, B3*),
Receive 5.00% Quarterly, Pay upon credit
default, 12/20/23 * 4,410 102 (119) 221
Total United States (241) 675
Total Bilateral Credit Default Swaps, Protection Sold 3,019 464
Total Bilateral Swaps (26,229) 616

T. ROWE PRICE Dynamic Global Bond Fund

(Amounts in 000s)
Description
Notional
Amount $ Value
Initial
$ Value **
Unrealized
$ Gain/(Loss)
CENTRALLY CLEARED SWAPS 2.1%
Credit Default Swaps, Protection Bought 0.1%
France (0.0)%
Protection Bought (Relevant Credit:
Sanofi), Pay 1.00% Quarterly, Receive
upon credit default, 12/20/27 14,200 (447) (314) (133)
Total France (133)
Luxembourg (0.0)%
Protection Bought (Relevant Credit:
Glencore Finance Europe), Pay 5.00%
Quarterly, Receive upon credit default,
12/20/26 7,215 (993) (1,598) 605
Total Luxembourg 605
South Africa 0.1%
Protection Bought (Relevant Credit:
Republic of South Africa), Pay 1.00%
Quarterly, Receive upon credit default,
12/20/27 (USD) 69,750 4,434 5,767 (1,333)
Total South Africa (1,333)
United States (0.0)%
Protection Bought (Relevant Credit:
Apache), Pay 1.00% Quarterly, Receive
upon credit default, 6/20/27 12,270 278 725 (447)
Protection Bought (Relevant Credit:
Apache), Pay 1.00% Quarterly, Receive
upon credit default, 12/20/27 8,470 267 295 (28)
Protection Bought (Relevant Credit: Gap),
Pay 1.00% Quarterly, Receive upon credit
default, 12/20/27 21,620 3,626 3,682 (56)
Protection Bought (Relevant Credit: Iron
Mountain), Pay 5.00% Quarterly, Receive
upon credit default, 12/20/27 17,452 (2,233) (2,191) (42)
Protection Bought (Relevant Credit:
Macy's), Pay 1.00% Quarterly, Receive
upon credit default, 12/20/27 23,770 2,916 4,279 (1,363)
Protection Bought (Relevant Credit: Markit
CDX.NA.HY-S33, 5 Year Index), Pay 5.00%
Quarterly, Receive upon credit default,
12/20/24 238,656 (7,483) (2,887) (4,596)

T. ROWE PRICE Dynamic Global Bond Fund

(Amounts in 000s)
Description
Notional
Amount $ Value
Initial
$ Value**
Unrealized
$ Gain/(Loss)
Protection Bought (Relevant Credit:
Murphy Oil), Pay 1.00% Quarterly, Receive
upon credit default, 6/21/27 8,180 346 901 (555)
Protection Bought (Relevant Credit:
Occidental Petroleum), Pay 1.00%
Quarterly, Receive upon credit default,
6/21/27 30,945 4 1,461 (1,457)
Protection Bought (Relevant Credit:
Occidental Petroleum), Pay 1.00%
Quarterly, Receive upon credit default,
12/20/27 4,250 17 55 (38)
Protection Bought (Relevant Credit: Xerox),
Pay 1.00% Quarterly, Receive upon credit
default, 12/20/27 18,860 2,092 2,770 (678)
Total United States (9,260)
Total Centrally Cleared Credit Default Swaps,
Protection Bought (10,121)
Credit Default Swaps, Protection Sold 0.5%
Foreign/Europe 0.1%
Protection Sold (Relevant Credit: Markit
iTraxx Crossover-S39, 5 Year Index),
Receive 5.00% Quarterly, Pay upon credit
default, 6/20/28 159,500 4,792 2,215 2,577
Protection Sold (Relevant Credit: Markit
iTraxx Europe-S38, 5 Year Index), Receive
1.00% Quarterly, Pay upon credit default,
12/20/27 205,500 812 (1,628) 2,440
Total Foreign/Europe 5,017
United States 0.4%
Protection Sold (Relevant Credit: Calpine,
B2*), Receive 5.00% Quarterly, Pay upon
credit default, 6/20/23 21,650 201 190 11
Protection Sold (Relevant Credit: Carnival,
B3*), Receive 1.00% Quarterly, Pay upon
credit default, 12/20/24 10,900 (1,090) (831) (259)
Protection Sold (Relevant Credit: Ford
Motor, Ba2*), Receive 5.00% Quarterly,
Pay upon credit default, 6/20/23 12,650 128 127 1
Protection Sold (Relevant Credit: Markit
CDX.NA.HY-S39, 5 Year Index), Receive
5.00% Quarterly, Pay upon credit default,
12/20/27 480,440 6,470 (281) 6,751

T. ROWE PRICE Dynamic Global Bond Fund

(Amounts in 000s)
Description
Notional
Amount $ Value
Initial
$ Value**
Unrealized
$ Gain/(Loss)
Protection Sold (Relevant Credit: Markit
CDX.NA.IG-S40, 5 Year Index), Receive
1.00% Quarterly, Pay upon credit default,
6/20/28 874,000 10,287 7,127 3,160
Total United States 9,664
Total Centrally Cleared Credit Default Swaps,
Protection Sold 14,681
Interest Rate Swaps 1.4%
Foreign/Europe 0.1%
2 Year Interest Rate Swap, Pay Fixed
3.137% Annually, Receive Variable 3.095%
(6M EURIBOR) Semi-Annually, 3/24/25 442,459 2,073 — 2,073
2 Year Interest Rate Swap, Pay Fixed
3.177% Annually, Receive Variable 3.095%
(6M EURIBOR) Semi-Annually, 3/24/25 442,460 1,702 — 1,702
2 Year Interest Rate Swap, Pay Fixed
3.361% Annually, Receive Variable 3.055%
(6M EURIBOR) Semi-Annually, 3/21/25 560,000 (84) — (84)
10 Year Interest Rate Swap, Pay Fixed
2.975% Annually, Receive Variable 3.290%
(6M EURIBOR) Semi-Annually, 3/31/33 151,500 (326) — (326)
10 Year Interest Rate Swap, Pay Fixed
2.976% Annually, Receive Variable 3.290%
(6M EURIBOR) Semi-Annually, 3/31/33 151,500 (342) — (342)
Total Foreign/Europe 3,023
Hungary 0.2%
2 Year Interest Rate Swap, Pay Fixed
11.650% Annually, Receive Variable
15.600% (6M HUF BUBOR) Semi-Annually,
1/30/25 21,470,033 1,779 — 1,779
2 Year Interest Rate Swap, Pay Fixed
11.680% Annually, Receive Variable
15.610% (6M HUF BUBOR) Semi-Annually,
2/6/25 21,470,033 1,667 — 1,667
2 Year Interest Rate Swap, Pay Fixed
11.780% Annually, Receive Variable
15.610% (6M HUF BUBOR) Semi-Annually,
2/6/25 10,735,016 783 1 782
2 Year Interest Rate Swap, Pay Fixed
11.820% Annually, Receive Variable
15.610% (6M HUF BUBOR) Semi-Annually,
2/6/25 10,735,017 762 1 761

T. ROWE PRICE Dynamic Global Bond Fund

(Amounts in 000s)
Description
Notional
Amount $ Value
Initial
$ Value**
Unrealized
$ Gain/(Loss)
2 Year Interest Rate Swap, Pay Fixed
11.850% Annually, Receive Variable
15.610% (6M HUF BUBOR) Semi-Annually,
2/3/25 22,758,235 1,640 — 1,640
2 Year Interest Rate Swap, Pay Fixed
11.880% Annually, Receive Variable
15.610% (6M HUF BUBOR) Semi-Annually,
2/3/25 10,305,616 723 — 723
2 Year Interest Rate Swap, Pay Fixed
11.900% Annually, Receive Variable
15.610% (6M HUF BUBOR) Semi-Annually,
2/3/25 22,758,235 1,584 — 1,584
2 Year Interest Rate Swap, Pay Fixed
11.980% Annually, Receive Variable
15.610% (6M HUF BUBOR) Semi-Annually,
2/3/25 9,446,815 621 — 621
Total Hungary 9,557
New Zealand 0.0%
2 Year Interest Rate Swap, Receive Fixed
5.074% Semi-Annually, Pay Variable
5.030% (3M NDBB) Quarterly, 2/21/25 227,776 57 1 56
2 Year Interest Rate Swap, Receive Fixed
5.079% Semi-Annually, Pay Variable
5.030% (3M NDBB) Quarterly, 2/21/25 329,869 101 — 101
2 Year Interest Rate Swap, Receive Fixed
5.369% Semi-Annually, Pay Variable
5.150% (3M NDBB) Quarterly, 2/28/25 199,068 722 — 722
2 Year Interest Rate Swap, Receive Fixed
5.380% Semi-Annually, Pay Variable
5.150% (3M NDBB) Quarterly, 2/28/25 25,742 96 — 96
2 Year Interest Rate Swap, Receive Fixed
5.425% Semi-Annually, Pay Variable
5.150% (3M NDBB) Quarterly, 2/28/25 235,220 1,021 — 1,021
Total New Zealand 1,996
United Kingdom 1.1%
2 Year Interest Rate Swap, Receive Fixed
4.199% Annually, Pay Variable 4.177%
(GBP SONIA) Annually, 3/31/25 239,150 (461) — (461)
2 Year Interest Rate Swap, Receive Fixed
4.231% Annually, Pay Variable 4.177%
(GBP SONIA) Annually, 3/31/25 239,150 (284) — (284)
5 Year Interest Rate Swap, Receive Fixed
3.375% Annually, Pay Variable 4.177%
(GBP SONIA) Annually, 3/24/28 59,450 (1,346) — (1,346)

T. ROWE PRICE Dynamic Global Bond Fund

(Amounts in 000s)
Description
Notional
Amount $ Value
Initial
$ Value**
Unrealized
$ Gain/(Loss)
5 Year Interest Rate Swap, Receive Fixed
3.423% Annually, Pay Variable 4.177%
(GBP SONIA) Annually, 3/24/28 59,450 (1,189) — (1,189)
30 Year Interest Rate Swap, Pay Fixed
0.912% Annually, Receive Variable 3.196%
(GBP SONIA) Annually, 9/27/51 86,175 46,001 (6) 46,007
30 Year Interest Rate Swap, Pay Fixed
1.442% Annually, Receive Variable 4.080%
(GBP SONIA) Annually, 3/18/52 19,190 7,763 1 7,762
50 Year Interest Rate Swap, Pay Fixed
0.742% Annually, Receive Variable 3.196%
(GBP SONIA) Annually, 9/27/71 8,815 6,138 7 6,131
50 Year Interest Rate Swap, Pay Fixed
4.085% Annually, Receive Variable 3.347%
(GBP SONIA) Annually, 10/11/72 16,984 (5,938) — (5,938)
Total United Kingdom 50,682
Total Centrally Cleared Interest Rate Swaps 65,258
Zero-Coupon Inflation Swaps 0.1%
Foreign/Europe 0.0%
5 Year Zero-Coupon Inflation Swap Pay
Fixed 3.093% at Maturity, Receive Variable
(Change in CPI) at Maturity, 8/16/27 74,483 383 — 383
5 Year Zero-Coupon Inflation Swap Pay
Fixed 3.113% at Maturity, Receive Variable
(Change in CPI) at Maturity, 8/16/27 73,849 300 1 299
5 Year Zero-Coupon Inflation Swap Pay
Fixed 3.190% at Maturity, Receive Variable
(Change in CPI) at Maturity, 8/16/27 66,830 (10) — (10)
5 Year Zero-Coupon Inflation Swap Pay
Fixed 3.203% at Maturity, Receive Variable
(Change in CPI) at Maturity, 8/16/27 73,848 (61) 1 (62)
5 Year Zero-Coupon Inflation Swap Pay
Fixed 3.205% at Maturity, Receive Variable
(Change in CPI) at Maturity, 8/16/27 66,830 (65) — (65)
Total Foreign/Europe 545
United States 0.1%
5 Year Zero-Coupon Inflation Swap Pay
Fixed 2.440% at Maturity, Receive Variable
(Change in CPI) at Maturity, 1/31/28 42,863 319 — 319
5 Year Zero-Coupon Inflation Swap Pay
Fixed 2.442% at Maturity, Receive Variable
(Change in CPI) at Maturity, 1/31/28 42,864 314 — 314

T. ROWE PRICE Dynamic Global Bond Fund

(Amounts in 000s)
Description
Notional
Amount $ Value
Initial
$ Value**
Unrealized
$ Gain/(Loss)
5 Year Zero-Coupon Inflation Swap Pay
Fixed 2.453% at Maturity, Receive Variable
(Change in CPI) at Maturity, 1/31/28 42,864 294 — 294
5 Year Zero-Coupon Inflation Swap Pay
Fixed 2.453% at Maturity, Receive Variable
(Change in CPI) at Maturity, 1/31/28 42,864 292 — 292
5 Year Zero-Coupon Inflation Swap Pay
Fixed 2.459% at Maturity, Receive Variable
(Change in CPI) at Maturity, 1/31/28 47,150 309 1 308
10 Year Zero-Coupon Inflation Swap Pay
Fixed 2.486% at Maturity, Receive Variable
(Change in CPI) at Maturity, 1/25/33 21,526 197 — 197
10 Year Zero-Coupon Inflation Swap Pay
Fixed 2.490% at Maturity, Receive Variable
(Change in CPI) at Maturity, 1/25/33 43,052 378 — 378
10 Year Zero-Coupon Inflation Swap Pay
Fixed 2.498% at Maturity, Receive Variable
(Change in CPI) at Maturity, 1/25/33 67,722 550 1 549
10 Year Zero-Coupon Inflation Swap Pay
Fixed 2.532% at Maturity, Receive Variable
(Change in CPI) at Maturity, 3/28/33 43,164 203 — 203
10 Year Zero-Coupon Inflation Swap Pay
Fixed 2.539% at Maturity, Receive Variable
(Change in CPI) at Maturity, 3/28/33 43,164 175 — 175
10 Year Zero-Coupon Inflation Swap Pay
Fixed 2.543% at Maturity, Receive Variable
(Change in CPI) at Maturity, 3/28/33 45,322 166 — 166
Total United States 3,195
Total Centrally Cleared Zero-Coupon Inflation Swaps 3,740
Total Centrally Cleared Swaps 73,558
Net payments (receipts) of variation margin to date (73,657)
Variation margin receivable (payable) on centrally cleared swaps $ (99)
*
Credit ratings as of March 31, 2023. Ratings shown are from Moody’s Investors Service and if Moody’s does not rate a security, then Standard & Poor’s (S&P) is used. Fitch is used for securities that are not rated by either Moody’s or S&P.
**
Includes interest purchased or sold but not yet collected of $195.

T. ROWE PRICE Dynamic Global Bond Fund

(Amounts in 000s)
FORWARD CURRENCY EXCHANGE CONTRACTS
Counterparty Settlement Receive Deliver
Unrealized
Gain/(Loss)
Bank of America 4/6/23 INR 2,752,897 USD 33,482 $ 4
Bank of America 4/6/23 KRW 58,035,936 USD 47,719 (3,155)
Bank of America 4/21/23 EUR 101,522 USD 107,970 2,260
Bank of America 4/21/23 JPY 10,973,771 USD 82,586 347
Bank of America 4/21/23 USD 178,706 EUR 168,678 (4,441)
Bank of America 4/21/23 USD 4,553 MXN 83,054 (37)
Bank of America 4/21/23 USD 45,109 NOK 457,472 1,372
Bank of America 4/21/23 USD 8,624 NZD 13,806 (10)
Bank of America 5/12/23 USD 97,095 HUF 35,726,963 (3,488)
Bank of America 7/7/23 KRW 57,197,040 USD 44,388 (351)
Bank of America 7/7/23 USD 33,289 INR 2,752,897 (46)
Barclays Bank 4/6/23 USD 71,639 KRW 89,179,209 3,160
Barclays Bank 4/14/23 ZAR 854,661 USD 46,399 1,543
Barclays Bank 4/21/23 USD 9,929 JPY 1,328,718 (112)
Barclays Bank 5/12/23 USD 489,808 GBP 404,140 (9,173)
Barclays Bank 5/12/23 USD 309,945 ZAR 5,781,685 (13,569)
BNP Paribas 4/20/23 USD 4,877 ILS 17,632 (29)
BNP Paribas 4/21/23 EUR 112,588 USD 121,191 1,054
BNP Paribas 4/21/23 JPY 25,519 USD 200 (8)
BNP Paribas 4/21/23 MXN 308,508 USD 16,295 756
BNP Paribas 4/21/23 USD 46,099 MXN 838,307 (232)
BNP Paribas 5/5/23 CLP 8,865,260 USD 11,068 42
BNP Paribas 6/2/23 USD 69,565 BRL 364,654 (1,557)
BNY Mellon 4/21/23 USD 1,953 EUR 1,801 (2)
BNY Mellon 4/21/23 USD 92,325 SEK 957,424 (31)
Citibank 4/6/23 USD 33,504 INR 2,752,897 18
Citibank 4/6/23 USD 19,797 KRW 24,415,462 1,049
Citibank 4/14/23 USD 18,723 HUF 7,113,144 (1,486)
Citibank 4/20/23 ILS 558,465 USD 154,807 567
Citibank 4/20/23 USD 250,124 ILS 874,808 6,738
Citibank 4/21/23 AUD 123,767 USD 87,933 (5,139)
Citibank 4/21/23 JPY 55,645 USD 440 (20)
Citibank 4/21/23 USD 9,051 AUD 13,033 333
Citibank 4/21/23 USD 65,659 AUD 99,050 (600)
Citibank 4/21/23 USD 24,465 RSD 2,650,754 (38)
Citibank 5/5/23 CLP 8,865,260 USD 11,141 (31)
Citibank 5/12/23 GBP 33,607 USD 41,143 351
Citibank 6/9/23 USD 1,478 COP 7,129,683 (31)
Deutsche Bank 4/6/23 USD 31,114 IDR 478,838,400 (832)
Deutsche Bank 4/14/23 USD 49,425 ZAR 905,465 (1,366)
Deutsche Bank 4/20/23 USD 5,376 ILS 19,265 16
Deutsche Bank 4/21/23 EUR 3,602 USD 3,915 (4)

T. ROWE PRICE Dynamic Global Bond Fund

(Amounts in 000s)
FORWARD CURRENCY EXCHANGE CONTRACTS (CONTINUED)
Counterparty Settlement Receive Deliver
Unrealized
Gain/(Loss)
Deutsche Bank 4/21/23 JPY 21,038 USD 165 $ (6)
Deutsche Bank 4/21/23 NOK 457,472 USD 46,083 (2,345)
Deutsche Bank 4/21/23 SEK 914,097 USD 87,581 596
Deutsche Bank 4/21/23 USD 46,019 AUD 69,609 (546)
Deutsche Bank 4/21/23 USD 11,591 CAD 15,471 141
Deutsche Bank 4/21/23 USD 163,912 EUR 150,433 575
Deutsche Bank 4/21/23 USD 70,844 JPY 9,098,985 2,079
Deutsche Bank 4/21/23 USD 11,482 MXN 214,028 (347)
Deutsche Bank 4/21/23 USD 3,433 RSD 371,429 —
Deutsche Bank 4/21/23 USD 3,669 RSD 398,597 (16)
Deutsche Bank 6/9/23 USD 45,874 THB 1,583,567 (770)
Goldman Sachs 4/6/23 TWD 4,064,584 USD 133,331 155
Goldman Sachs 4/6/23 TWD 3,901,511 USD 128,699 (569)
Goldman Sachs 4/6/23 USD 135,165 TWD 4,064,584 1,680
Goldman Sachs 4/6/23 USD 127,981 TWD 3,901,511 (148)
Goldman Sachs 4/21/23 USD 1,371 EUR 1,260 3
Goldman Sachs 4/21/23 USD 52,021 JPY 6,623,619 1,964
Goldman Sachs 6/2/23 USD 63,723 BRL 338,607 (2,318)
Goldman Sachs 6/9/23 USD 20,170 COP 96,071,167 (166)
Goldman Sachs 6/9/23 USD 45,849 THB 1,583,567 (795)
Goldman Sachs 7/7/23 USD 130,385 TWD 3,901,511 1,217
HSBC Bank 4/6/23 IDR 589,902,611 USD 39,112 243
HSBC Bank 4/6/23 KRW 79,110,782 USD 61,186 (439)
HSBC Bank 4/6/23 USD 19,068 KRW 23,552,047 983
HSBC Bank 4/21/23 USD 14,884 AUD 21,447 537
HSBC Bank 4/21/23 USD 11,269 MXN 211,002 (393)
HSBC Bank 5/12/23 GBP 56,953 USD 69,886 432
HSBC Bank 6/2/23 USD 72,922 BRL 386,588 (2,478)
HSBC Bank 6/9/23 USD 6,914 MYR 30,828 (114)
HSBC Bank 7/7/23 USD 39,062 IDR 589,902,611 (317)
JPMorgan Chase 4/21/23 MXN 47,177 USD 2,540 67
JPMorgan Chase 4/21/23 RSD 332,910 USD 3,056 22
JPMorgan Chase 4/21/23 USD 1,704 EUR 1,570 (1)
JPMorgan Chase 4/21/23 USD 46,359 MXN 841,522 (149)
JPMorgan Chase 5/12/23 GBP 99,014 USD 121,578 672
Morgan Stanley 4/20/23 USD 2,632 ILS 9,506 (13)
Morgan Stanley 4/21/23 AUD 148,327 USD 99,156 68
Morgan Stanley 4/21/23 AUD 148,327 USD 99,353 (130)
Morgan Stanley 4/21/23 USD 53,986 AUD 75,685 3,357
Morgan Stanley 4/21/23 USD 139,862 CAD 186,756 1,635
Morgan Stanley 4/21/23 USD 39,496 JPY 5,095,521 987
Morgan Stanley 4/21/23 USD 246,529 MXN 4,699,693 (13,209)

T. ROWE PRICE Dynamic Global Bond Fund

(Amounts in 000s)
FORWARD CURRENCY EXCHANGE CONTRACTS (CONTINUED)
Counterparty Settlement Receive Deliver
Unrealized
Gain/(Loss)
Morgan Stanley 5/12/23 USD 12,792 CZK 284,803 $ (340)
Morgan Stanley 6/2/23 BRL 93,183 USD 17,749 426
Morgan Stanley 6/9/23 COP 204,009,323 USD 41,157 2,028
RBC Dominion Securities 4/21/23 AUD 12,871 USD 8,721 (111)
RBC Dominion Securities 4/21/23 EUR 4,827 USD 5,259 (18)
RBC Dominion Securities 4/21/23 JPY 5,678,171 USD 44,542 (1,630)
RBC Dominion Securities 4/21/23 MXN 1,746,272 USD 91,185 5,326
RBC Dominion Securities 4/21/23 USD 291,582 MXN 5,594,577 (17,613)
RBC Dominion Securities 4/21/23 USD 187,730 NZD 294,585 3,521
RBC Dominion Securities 5/12/23 USD 406,628 GBP 335,751 (7,914)
Standard Chartered 6/9/23 USD 30,978 MYR 137,928 (468)
State Street 4/20/23 ILS 18,888 USD 5,638 (383)
State Street 4/21/23 JPY 9,286,970 USD 68,616 1,569
State Street 4/21/23 JPY 8,558,602 USD 67,419 (2,739)
State Street 4/21/23 MXN 1,466,956 USD 78,106 2,968
State Street 4/21/23 SEK 43,327 USD 4,222 (43)
State Street 4/21/23 USD 71,737 JPY 9,477,692 110
State Street 4/21/23 USD 62,661 JPY 8,484,871 (1,462)
State Street 4/21/23 USD 2,020 NZD 3,115 72
State Street 5/12/23 ZAR 791,098 USD 43,097 1,168
UBS Investment Bank 4/6/23 TWD 163,073 USD 5,444 (88)
UBS Investment Bank 4/6/23 USD 7,208 IDR 111,064,211 (201)
UBS Investment Bank 4/6/23 USD 5,349 TWD 163,073 (6)
UBS Investment Bank 4/14/23 HUF 4,807,102 USD 13,538 120
UBS Investment Bank 4/14/23 ZAR 392,761 USD 21,578 453
UBS Investment Bank 4/20/23 USD 4,488 ILS 16,072 16
UBS Investment Bank 4/21/23 EUR 25,796 USD 27,811 198
UBS Investment Bank 4/21/23 JPY 5,509,690 USD 42,041 (402)
UBS Investment Bank 4/21/23 MXN 233,666 USD 12,798 116
UBS Investment Bank 4/21/23 NZD 72,833 USD 45,532 12
UBS Investment Bank 4/21/23 USD 44,937 AUD 66,534 429
UBS Investment Bank 4/21/23 USD 45,336 AUD 67,901 (86)
UBS Investment Bank 4/21/23 USD 138,392 EUR 129,192 (1,881)
UBS Investment Bank 4/21/23 USD 45,885 MXN 838,857 (476)
UBS Investment Bank 4/21/23 USD 31,469 RON 144,152 (105)
UBS Investment Bank 5/12/23 SEK 465,046 USD 44,804 105
UBS Investment Bank 5/12/23 USD 87,385 PLN 384,833 (1,537)
UBS Investment Bank 6/9/23 COP 212,816,582 USD 43,074 1,975
UBS Investment Bank 6/9/23 USD 4,956 COP 23,392,706 4
UBS Investment Bank 6/9/23 USD 21,717 COP 102,681,019 (19)
UBS Investment Bank 6/9/23 USD 28,607 PHP 1,571,736 (325)

T. ROWE PRICE Dynamic Global Bond Fund

(Amounts in 000s)
FORWARD CURRENCY EXCHANGE CONTRACTS (CONTINUED)
Counterparty Settlement Receive Deliver
Unrealized
Gain/(Loss)
Wells Fargo 6/9/23 USD 24,404 COP 114,237,947 $ 222
Net unrealized gain (loss) on open forward
currency exchange contracts $ (51,043)

T. ROWE PRICE Dynamic Global Bond Fund

FUTURES CONTRACTS
($000s)
Expiration
Date
Notional
Amount
Value and
Unrealized
Gain (Loss)
Long, 1,009 Commonwealth of Australia ten year
bond contracts 6/23 82,883 $ 1,824
Short, 5,411 Euro BOBL contracts 6/23 (691,747) (11,062)
Short, 2,135 Euro BTP contracts 6/23 (267,082) (7,320)
Short, 7,184 Euro SCHATZ contracts 6/23 (823,475) (779)
Long, 841 Long Gilt ten year contracts 6/23 107,221 (3,761)
Long, 2,142 Republic of South Korea ten year bond
contracts 6/23 187,323 847
Short, 8,143 U.S. Treasury Notes ten year contracts 6/23 (935,809) (18,661)
Short, 6,445 U.S. Treasury Notes two year contracts 6/23 (1,330,590) (13,693)
Short, 1,373 Ultra U.S. Treasury Bonds contracts 6/23 (193,765) 1,768
Long, 2,770 Ultra U.S. Treasury Notes ten year
contracts 6/23 335,560 1,721
Short, 13,312 Three Month SOFR Futures contracts 12/23 (3,184,896) 2,866
Net payments (receipts) of variation margin to date 37,235
Variation margin receivable (payable) on open futures contracts $ (9,015)

T. ROWE PRICE Dynamic Global Bond Fund

The accompanying notes are an integral part of this Portfolio of Investments.
AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the
1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the three months ended March 31, 2023.
Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Government Reserve Fund, 4.82% $ — $ — $ 1,906++
Totals $ —# $ — $ 1,906+
Supplementary Investment Schedule
Affiliate
Value
12/31/22
Purchase
Cost
Sales
Cost
Value
03/31/23
T. Rowe Price Government
Reserve Fund, 4.82% $ 534,699  ¤  ¤ $ 195,584
Total $ 195,584^
++ Excludes earnings on securities lending collateral, which are subject to rebates and fees.
# Capital gain distributions from underlying Price funds represented $0 of the net realized gain
(loss).
+ Investment income comprised $1,906 of dividend income and $0 of interest income.
¤ Purchase and sale information not shown for cash management funds.
^ The cost basis of investments in affiliated companies was $195,584.

T. ROWE PRICE Dynamic Global Bond Fund
Unaudited
Notes to Portfolio of Investments

T. Rowe Price Dynamic Global Bond Fund (the fund) is registered under the Investment
Company Act of 1940 (the 1940 Act) as an open-end management investment company and follows accounting and reporting guidance of the Financial Accounting Standards
Board Accounting Standards Codification Topic 946. The accompanying Portfolio of
Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.
VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the New
York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business, and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s Board of Directors
(the Board) has designated T. Rowe Price Associates, Inc. as the fund’s valuation designee (Valuation Designee). Subject to oversight by the Board, the Valuation
Designee performs the following functions in performing fair value determinations:
assesses and manages valuation risks; establishes and applies fair value methodologies;
tests fair value methodologies; and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation
Committee. The Valuation Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)
Level 3 – unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)

T. ROWE PRICE Dynamic Global Bond Fund

Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Debt securities generally are traded in the over-the-counter
(OTC) market and are valued at prices furnished by independent pricing services or by broker dealers who make markets in such securities. When valuing securities, the independent pricing services consider factors such as, but not limited to, the yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities.
Equity securities, including exchange-traded funds, listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities and the last quoted sale or closing price for international securities.
The last quoted prices of non-U.S. equity securities may be adjusted to reflect the fair value of such securities at the close of the NYSE, if the Valuation Designee determines that developments between the close of a foreign market and the close of the NYSE will affect the value of some or all of its portfolio securities. Each business day, the Valuation
Designee uses information from outside pricing services to evaluate the quoted prices of portfolio securities and, if appropriate, decide whether it is necessary to adjust quoted prices to reflect fair value by reviewing a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The Valuation Designee uses outside pricing services to provide it

T. ROWE PRICE Dynamic Global Bond Fund

with quoted prices and information to evaluate or adjust those prices. The Valuation
Designee cannot predict how often it will use quoted prices and how often it will determine it necessary to adjust those prices to reflect fair value.
Investments denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as provided by an outside pricing service.
Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation. Investments in private investment companies are valued at the investee’s NAV per share as of the valuation date, if available. If the investee’s NAV is not available as of the valuation date or is not calculated in accordance with GAAP, the
Valuation Designee may adjust the investee’s NAV to reflect fair value at the valuation date. Listed options, and OTC options with a listed equivalent, are valued at the mean of the closing bid and asked prices and exchange-traded options on futures contracts are valued at closing settlement prices. Futures contracts are valued at closing settlement prices. Forward currency exchange contracts are valued using the prevailing forward exchange rate. Swaps are valued at prices furnished by an independent pricing service or independent swap dealers.
Investments for which market quotations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the Valuation Designee. The
Valuation Designee has adopted methodologies for determining the fair value of investments for which market quotations are not readily available or deemed unreliable, including the use of other pricing sources. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations.
The Valuation Designee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Designee may also consider other valuation methods such as market-based valuation multiples; a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination. Fair value determinations are reviewed on a regular basis. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions. Fair value prices determined by the Valuation Designee could differ from those of other market participants, and it is possible that the fair value determined for a security may be materially different from the value that could be realized upon the sale of that security.

T. ROWE PRICE Dynamic Global Bond Fund

Valuation Inputs   The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on March 31, 2023 (for further detail by category, please refer to the accompanying Portfolio of Investments):
($000s)
Level 1 Level 2 Level 3 Total Value
Assets
Fixed Income Securities
1
$ — $ 3,857,181 $ — $ 3,857,181
Bank Loans — 22,022 21,990 44,012
Common Stocks — 246 — 246
Private Investment Company
2
— — — 2,864
Short-Term Investments 77,510 — — 77,510
Securities Lending Collateral 118,074 — — 118,074
Options Purchased 8,218 15,600 — 23,818
Total Securities 203,802 3,895,049 21,990 4,123,705
Swaps* — 110,896 — 110,896
Forward Currency Exchange
Contracts — 57,861 — 57,861
Futures Contracts* 9,026 — — 9,026
Total $ 212,828 $ 4,063,806 $ 21,990 $ 4,301,488
Liabilities
Options Written $ — $ 22,566 $ — $ 22,566
Swaps* — 62,951 — 62,951
Forward Currency Exchange
Contracts — 108,904 — 108,904
Futures Contracts* 55,276 — — 55,276
Total $ 55,276 $ 194,421 $ — $ 249,697
1
Includes Asset-Backed Securities, Convertible Bonds, Corporate Bonds, Government Bonds,
Municipal Securities and Non-U.S. Government Mortgage-Backed Securities.

T. ROWE PRICE Dynamic Global Bond Fund

OTHER MATTERS
Unpredictable events such as environmental or natural disasters, war, terrorism, pandemics, outbreaks of infectious diseases, and similar public health threats may significantly affect the economy and the markets and issuers in which the fund invests.
Certain events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-existing political, social, and economic risks.
Since 2020, a novel strain of coronavirus (COVID-19) has resulted in disruptions to global business activity and caused significant volatility and declines in global financial markets.
In February 2022, Russian forces entered Ukraine and commenced an armed conflict leading to economic sanctions being imposed on Russia and certain of its citizens, creating impacts on Russian-related stocks and debt and greater volatility in global markets.
In March 2023, the collapse of some US regional and global banks as well as overall concerns around the soundness and stability of the global banking sector has sparked concerns of a broader financial crisis impacting the overall global banking sector. In certain cases, government agencies have assumed control or otherwise intervened in the operations of certain banks due to liquidity and solvency concerns. The extent of impact of these events on the US and global markets is highly uncertain.
These are recent examples of global events which may have a negative impact on the values of certain portfolio holdings or the fund’s overall performance. Management is actively monitoring the risks and financial impacts arising from these events.
F35-054Q1 03/23
2
In accordance with Subtopic 820-10, certain investments that are measured at fair value using the net asset value per unit (or its equivalent) practical expedient have not been classified in the fair value hierarchy. The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Portfolio of Investments.
* The fair value presented includes cumulative gain (loss) on open futures contracts and centrally cleared swaps; however, the net value reflected on the accompanying Portfolio of Investments is only the unsettled variation margin receivable (payable) at that date.